UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)
500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)
Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116

(Name and address of agents for service)
Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Lifetime 2010 Fund

M F S

INVESTMENT MANAGEMENT®

MFS Lifetime 2010 Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Mutual Funds – 101.8%

MFS Floating Rate High Income Fund - Class I	868	$8,763

MFS Government Securities Fund - Class I	13,931	132,061

MFS Inflation-Adjusted Bond Fund - Class I	890	8,771

MFS Intermediate Investment Grade Bond Fund - Class I	20,058	198,175

MFS Limited Maturity Fund - Class I	41,357	264,272

MFS Money Market Fund	132,159	132,159

MFS Research Bond Fund - Class I	6,555	66,073

MFS Research Fund - Class I	8,556	193,705

MFS Research International Fund - Class I	3,370	62,719

MFS Strategic Growth Fund - Class I(n)	2,979	61,934

MFS Value Fund - Class I	8,108	194,196

Total Mutual Funds		$1,322,828

Short-Term Obligation – 2.9%

Alpine Securitization Corp., 4.48%, due 2/01/06(y)(t)	$37,000	$37,000

Total Investments		$1,359,828

Other Assets, Less Liabilities – (4.7)%		(60,610)

Net Assets – 100.0%		$1,299,218

(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
Act of 1933.
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
		1

MFS Lifetime 2010 Fund

Supplemental Schedules (Unaudited) 01/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,351,987
Gross unrealized appreciation	$10,929
Gross unrealized depreciation	(3,088)
Net unrealized appreciation (depreciation)	$7,841
MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
		2

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Lifetime 2020 Fund

M F S[SM]

INVESTMENT MANAGEMENT®

MFS Lifetime 2020 Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Mutual Funds – 100.6%

Issuer	Shares/Par	Value ($)

MFS Government Securities Fund - Class I	21,141	$200,417

MFS High Income Fund - Class I	49,154	187,769

MFS Intermediate Investment Grade Bond Fund - Class I	2,560	25,296

MFS International New Discovery Fund - Class I	6,722	175,120

MFS Mid Cap Growth Fund - Class I(n)	37,030	362,889

MFS Mid Cap Value Fund - Class I	25,958	362,889

MFS Money Market Fund	12,648	12,648

MFS Research Bond Fund - Class I	37,256	375,540

MFS Research Fund - Class I	17,146	388,185

MFS Research International Fund - Class I	29,590	550,664

MFS Strategic Growth Fund - Class I(n)	26,487	550,658

MFS Value Fund - Class I	23,520	563,306

Total Mutual Funds		$3,755,381

Short-Term Obligations– 9.3%(y)

Alpine Securitization Corp., 4.48%, due 2/01/06(t)	$145,000	$145,000

General Electric Co., 4.48%, due 2/01/06	145,000	145,000

UBS Finance Delaware LLC, 4.47%, due 2/01/06	58,000	58,000

Total Short-Term Obligations		$348,000

Total Investments		$4,103,381

Other Assets, Less Liabilities – (9.9)%		(368,254)

Net Assets – 100.0%		$3,735,127

(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
Act of 1933.
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
		1

MFS Lifetime 2020 Fund
Supplemental Schedules (Unaudited) 01/31/2006
(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate Cost	$4,038,819
Gross unrealized appreciation	$77,034
Gross unrealized depreciation	(12,472)
Net unrealized appreciation (depreciation)	$64,562
MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
		2

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Lifetime 2030 Fund

MFS INVESTMENT MANAGEMENT®

MFS Lifetime 2030 Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Mutual Funds – 101.6%

MFS Government Securities Fund - Class I	248	$2,352

MFS High Income Fund - Class I	616	2,352

MFS International New Discovery Fund - Class I	5,271	137,304

MFS Mid Cap Growth Fund - Class I(n)	21,136	207,132

MFS Mid Cap Value Fund - Class I	14,816	207,133

MFS New Discovery Fund - Class I(n)	3,551	67,476

MFS Research Bond Fund - Class I	467	4,704

MFS Research Fund - Class I	6,170	139,678

MFS Research International Fund - Class I	7,631	142,008

MFS Strategic Growth Fund - Class I(n)	13,322	276,960

MFS Value Fund - Class I	8,747	209,484

Total Mutual Funds		$1,396,583

Short-Term Obligations – 15.3%(y)

Alpine Securitization Corp., 4.48%, due 2/01/06(t)	$45,000	$45,000

CAFCO LLC, 4.48%, due 2/01/06(t)	30,000	30,000

CRC Funding LLC, 4.48%, due 2/01/06(t)	45,000	45,000

General Electric Co., 4.48%, due 2/01/06	45,000	45,000

UBS Finance Delaware LLC, 4.47%, due 2/01/06	45,000	45,000

Total Short-Term Obligations		$210,000

Total Investments		$1,606,583

Other Assets, Less Liabilities – (16.9)%		(232,134)

Net Assets – 100.0%		$1,374,449

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
Act of 1933.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
		1

MFS Lifetime 2030 Fund
Supplemental Schedules (Unaudited) 01/31/2006
(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate Cost	$1,570,832
Gross unrealized appreciation	$39,455
Gross unrealized depreciation	(3,704)
Net unrealized appreciation (depreciation)	$35,751

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
		2

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Lifetime 2040 Fund

MFS℠ INVESTMENT MANAGEMENT®

MFS Lifetime 2040 Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Mutual Funds – 101.6%

MFS International New Discovery Fund - Class I	5,432	$141,516

MFS Mid Cap Growth Fund - Class I(n)	21,579	211,470

MFS Mid Cap Value Fund - Class I	15,111	211,246

MFS New Discovery Fund - Class I(n)	3,713	70,541

MFS Research Fund - Class I	6,208	140,551

MFS Research International Fund - Class I	7,652	142,404

MFS Strategic Growth Fund - Class I(n)	13,590	282,545

MFS Value Fund - Class I	8,820	211,231

Total Mutual Funds		$1,411,504

Short-Term Obligations – 4.1%(y)

Alpine Securitization Corp., 4.48%, due 2/01/06(t)	$54,000	$54,000

General Electric Co., 4.48%, due 2/01/06	3,000	3,000

Total Short-Term Obligations		$57,000

Total Investments		$1,468,504

Other Assets, Less Liabilities – (5.7)%		(79,133)

Net Assets – 100.0%		$1,389,371

(n) Non-income producing security.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
		1

MFS Lifetime 2040 Fund
Supplemental Schedules (Unaudited) 01/31/2006
(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate Cost	$1,424,629
Gross unrealized appreciation	$47,462
Gross unrealized depreciation	(3,587)
Net unrealized appreciation (depreciation)	$43,875

MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
		2

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Lifetime Retirement Income Fund

MFS INVESTMENT MANAGEMENT®

MFS Lifetime Retirement Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Mutual Funds – 102.2%

MFS Floating Rate High Income Fund - Class I	10,712	$108,193

MFS Government Securities Fund - Class I	11,413	108,193

MFS Inflation-Adjusted Bond Fund - Class I	10,984	108,193

MFS Intermediate Investment Grade Bond Fund - Class I	16,426	162,290

MFS Limited Maturity Fund - Class I	33,863	216,387

MFS Money Market Fund	108,193	108,193

MFS Research Bond Fund - Class I	5,367	54,097

MFS Research Fund - Class I	4,779	108,194

MFS Value Fund - Class I	4,517	108,194

Total Mutual Funds		$1,081,934

Short-Term Obligations – 19.8% (y)

Alpine Securitization Corp., 4.48%, due 2/01/06(t)	$38,000	$38,000

CAFCO LLC, 4.48%, due 2/01/06(t)	38,000	38,000

CRC Funding LLC, 4.48%, due 2/01/06(t)	38,000	38,000

General Electric Co., 4.48%, due 2/01/06	38,000	38,000

New Center Asset Trust, 4.48%, due 2/01/06	19,000	19,000

UBS Finance Delaware LLC, 4.47%, due 2/01/06	38,000	38,000

Total Short-Term Obligations		$209,000

Total Investments		$1,290,934

Other Assets, Less Liabilities – (22.0)%		(232,826)

Net Assets – 100.0%		$1,058,108

(y) The rate shown represents an annualized yield at time of purchase.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
Act of 1933.
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
		1

MFS Lifetime Retirement Income Fund
Supplemental Schedules (Unaudited) 01/31/2006
(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:
Aggregate Cost	$1,291,888
Gross unrealized appreciation	$3,658
Gross unrealized depreciation	(4,612)
Net unrealized appreciation (depreciation)	$(954)
MFS Investment Management®
MFS® investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
		2

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange
Commission’s rules and forms.
(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17
CFR 270.30a-2): Attached hereto.

Notice
A copy of the Declaration of Trust of the Registrant is on file with the Secretary of State of the
Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: MFS SERIES TRUST XII
By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
Date: March 24, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)
Date: March 24, 2006
By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: March 24, 2006
* Print name and title of each signing officer under his or her signature.